Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000216360 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	ADVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX.#literature. You can also request this information by contacting us at (888) 660-6610.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX.#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	$152	1.26%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Fund generated a return of 41.68% compared to the MSCI Emerging Markets Net benchmark of 27.92% and the MSCI Emerging Markets SMID Net benchmark return of 20.61%.
By country, the largest positive contributors were Taiwan, India, Mexico, and South Korea. Indonesia was the main detractor, while Brazil was a small net drag; China was modestly positive. Sector-wise, gains were concentrated in Information Technology, Materials, Industrials, and Energy, reflecting strong stock selection in AI-adjacent hardware/supply chain, aerospace/industrial names, and upstream energy, which more than offset weaker outcomes in Financials, Communication Services, and Consumer Discretionary linked to China/HK exposure.
Alpha came from stock selection across multiple markets rather than a single macro trade, with Taiwan’s tech complex and India/Mexico financials/industrials doing the heavy lifting, while exposure to Hong Kong remained a relative headwind.
TOP PERFORMANCE CONTRIBUTORS
From a country perspective, Taiwan, India, and Mexico were the top contributors.
From a sector perspective, Information Technology, Materials, and Industrials were the top contributors.
Top Position Contributors:
           1. Yageo Corporation
           2. HD Hyundai Electric
           3. SK Hynix Inc.
TOP PERFORMANCE DETRACTORS
From a country perspective, the biggest detractors were Indonesia, Hong Kong, and Spain.
From a sector perspective, the biggest detractors were Financials, Consumer Discretionary, and Communication Services.
Top Position Detractors:
           1. Nien Made Enterprise Co., Ltd.
           2. 360 One Wam Limited
           3. Samsung Electronics Co., Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	41.68%	13.12%	6.93%
MSCI Emerging Markets Index Net (USD)	27.92%	7.46%	7.69%
MSCI Emerging Markets SMID Cap Net (USD)	20.61%	11.69%	7.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVKX#performance_distributions for the most recent performance information.
Net Assets	$ 58,055,465
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,055,465
Total number of portfolio holdings	22
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	164%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	17.1%
SK hynix, Inc.	6.4%
HD Hyundai Electric Co., Ltd.	6.0%
YPF S.A. - ADR	5.8%
Grupo Mexico S.A.B. de C.V.	5.5%
NU Holdings Ltd. - Class A	4.8%
MercadoLibre, Inc.	4.7%
Yageo Corp.	4.4%
360 ONE WAM Ltd.	4.3%
Hindalco Industries Ltd.	4.2%

Asset Allocation

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	17.1%
SK hynix, Inc.	6.4%
HD Hyundai Electric Co., Ltd.	6.0%
YPF S.A. - ADR	5.8%
Grupo Mexico S.A.B. de C.V.	5.5%
NU Holdings Ltd. - Class A	4.8%
MercadoLibre, Inc.	4.7%
Yageo Corp.	4.4%
360 ONE WAM Ltd.	4.3%
Hindalco Industries Ltd.	4.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000078165 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	ADVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	$122	1.01%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Fund generated a return of 42.04% compared to the MSCI Emerging Markets Net benchmark of 27.92% and the MSCI Emerging Markets SMID Net benchmark return of 20.61%.
By country, the largest positive contributors were Taiwan, India, Mexico, and South Korea. Indonesia was the main detractor, while Brazil was a small net drag; China was modestly positive. Sector-wise, gains were concentrated in Information Technology, Materials, Industrials, and Energy, reflecting strong stock selection in AI-adjacent hardware/supply chain, aerospace/industrial names, and upstream energy, which more than offset weaker outcomes in Financials, Communication Services, and Consumer Discretionary linked to China/HK exposure.
Alpha came from stock selection across multiple markets rather than a single macro trade, with Taiwan’s tech complex and India/Mexico financials/industrials doing the heavy lifting, while exposure to Hong Kong remained a relative headwind.
TOP PERFORMANCE CONTRIBUTORS
From a country perspective, Taiwan, India, and Mexico were the top contributors.
From a sector perspective, Information Technology, Materials, and Industrials were the top contributors.
Top Position Contributors:
           1. Yageo Corporation
           2. HD Hyundai Electric
           3. SK Hynix Inc.
TOP PERFORMANCE DETRACTORS
From a country perspective, the biggest detractors were Indonesia, Hong Kong, and Spain.
From a sector perspective, the biggest detractors were Financials, Consumer Discretionary, and Communication Services.
Top Position Detractors:
           1. Nien Made Enterprise Co., Ltd.
           2. 360 One Wam Limited
           3. Samsung Electronics Co., Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	42.04%	13.40%	7.20%
MSCI Emerging Markets Index Net (USD)	27.92%	7.46%	7.69%
MSCI Emerging Markets SMID Cap Net (USD)	20.61%	11.69%	7.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX#performance_distributions for the most recent performance information.
Net Assets	$ 58,055,465
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$58,055,465
Total number of portfolio holdings	22
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	164%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.1%
SK hynix, Inc.	6.4%
HD Hyundai Electric Co., Ltd.	6.0%
YPF S.A. - ADR	5.8%
Grupo Mexico S.A.B. de C.V.	5.5%
NU Holdings Ltd. - Class A	4.8%
MercadoLibre, Inc.	4.7%
Yageo Corp.	4.4%
360 ONE WAM Ltd.	4.3%
Hindalco Industries Ltd.	4.2%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.1%
SK hynix, Inc.	6.4%
HD Hyundai Electric Co., Ltd.	6.0%
YPF S.A. - ADR	5.8%
Grupo Mexico S.A.B. de C.V.	5.5%
NU Holdings Ltd. - Class A	4.8%
MercadoLibre, Inc.	4.7%
Yageo Corp.	4.4%
360 ONE WAM Ltd.	4.3%
Hindalco Industries Ltd.	4.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000135917 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson International Fund
Class Name	Institutional Class
Trading Symbol	ADVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVLX#literature. You can also request this information by contacting us at (888) 660-6610.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVLX#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson International Fund (Institutional Class/ADVLX)	$111	0.90%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Fund generated a return of 46.30% compared to the MSCI All Country World Ex US Net benchmark of 24.93%.
Performance was selection-driven, led by Information Technology, Industrials, Materials, Consumer Staples, and Health Care. By country, the largest positives were Japan, South Korea, Taiwan, and Mexico. Detractors were concentrated in Australia, Germany, Ireland, Spain, and Hong Kong. 2025 reflects broad stock-specific alpha across defensives and innovation supply chains.
TOP PERFORMANCE CONTRIBUTORS
From a country perspective, Japan, South Korea, and Taiwan were the top contributors.
From a sector perspective, Information Technology, Industrials, and Materials were the top contributors.
Top Position Contributors:
           1. Fujikura Ltd
           2. SK hynix Inc.
           3. Shopify, Inc. Class A
TOP PERFORMANCE DETRACTORS
From a country perspective, the biggest detractors were Australia, Germany, and Ireland.
From a sector perspective, the biggest detractors were Energy and Communication Services.
Top Position Detractors:
           1. Wisetech Global Ltd.
           2. TFI International Inc.
           3. Kosmos Energy Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson International Fund (Institutional Class/ADVLX)	46.30%	9.53%	7.77%
MSCI ACWI ex USA Net (USD)	24.93%	11.18%	7.67%
MSCI EAFE SMALL CAP Net (USD)	24.50%	9.06%	7.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVLX#performance_distributions for the most recent performance information.
Net Assets	$ 39,783,705
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,783,705
Total number of portfolio holdings	21
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	220%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
MercadoLibre, Inc.	8.7%
SK hynix, Inc.	6.3%
YPF S.A. - ADR	6.2%
Wheaton Precious Metals Corp.	4.9%
BHP Group Ltd.	4.8%
Monolithic Power Systems, Inc.	4.7%
AstraZeneca PLC - ADR	4.6%
Grupo Mexico S.A.B. de C.V.	4.5%
NU Holdings Ltd. - Class A	4.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
MercadoLibre, Inc.	8.7%
SK hynix, Inc.	6.3%
YPF S.A. - ADR	6.2%
Wheaton Precious Metals Corp.	4.9%
BHP Group Ltd.	4.8%
Monolithic Power Systems, Inc.	4.7%
AstraZeneca PLC - ADR	4.6%
Grupo Mexico S.A.B. de C.V.	4.5%
NU Holdings Ltd. - Class A	4.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000216361 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson International Fund
Class Name	Investor Class
Trading Symbol	ADVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vaughan Nelson International Fund (Investor Class/ADVJX)	$141	1.15%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Fund generated a return of 45.88% compared to the MSCI All Country World Ex US Net benchmark of 24.93%.
Performance was selection-driven, led by Information Technology, Industrials, Materials, Consumer Staples, and Health Care. By country, the largest positives were Japan, South Korea, Taiwan, and Mexico. Detractors were concentrated in Australia, Germany, Ireland, Spain, and Hong Kong. 2025 reflects broad stock-specific alpha across defensives and innovation supply chains.
TOP PERFORMANCE CONTRIBUTORS
From a country perspective, Japan, South Korea, and Taiwan were the top contributors.
From a sector perspective, Information Technology, Industrials, and Materials were the top contributors.
Top Position Contributors:
           1. Fujikura Ltd
           2. SK hynix Inc.
           3. Shopify, Inc. Class A
TOP PERFORMANCE DETRACTORS
From a country perspective, the biggest detractors were Australia, Germany, and Ireland.
From a sector perspective, the biggest detractors were Energy and Communication Services.
Top Position Detractors:
           1. Wisetech Global Ltd.
           2. TFI International Inc.
           3. Kosmos Energy Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Vaughan Nelson International Fund (Investor Class/ADVJX)	45.88%	9.24%	7.49%
MSCI ACWI ex USA Net (USD)	24.93%	11.18%	7.67%
MSCI EAFE SMALL CAP Net (USD)	24.50%	9.06%	7.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#performance_distributions for the most recent performance information.
Net Assets	$ 39,783,705
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,783,705
Total number of portfolio holdings	21
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	220%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
MercadoLibre, Inc.	8.7%
SK hynix, Inc.	6.3%
YPF S.A. - ADR	6.2%
Wheaton Precious Metals Corp.	4.9%
BHP Group Ltd.	4.8%
Monolithic Power Systems, Inc.	4.7%
AstraZeneca PLC - ADR	4.6%
Grupo Mexico S.A.B. de C.V.	4.5%
NU Holdings Ltd. - Class A	4.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
MercadoLibre, Inc.	8.7%
SK hynix, Inc.	6.3%
YPF S.A. - ADR	6.2%
Wheaton Precious Metals Corp.	4.9%
BHP Group Ltd.	4.8%
Monolithic Power Systems, Inc.	4.7%
AstraZeneca PLC - ADR	4.6%
Grupo Mexico S.A.B. de C.V.	4.5%
NU Holdings Ltd. - Class A	4.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.